Provisions including post-retirement benefits - Summary of provisions, including post-retirement benefits (Detail) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Disclosure of other provisions [Line Items]
Provisions (including post-retirement benefits), beginning balance	$ 18,053
Adjustment on currency translation	(587)
Adjustments to mining properties/right of use assets:
increases to existing and new provisions	345
Charged/(credited) to profit:
-Increases to existing and new provisions	525
– unused amounts reversed	(54)
– exchange losses on provisions	25
-amortisation of discount	504
Utilised in the period	(429)
Re-measurement gains recognised in other comprehensive income	(739)
Transfers and other movements	(11)
Provisions (including post-retirement benefits), ending balance	17,632		$ 18,053
Balance sheet analysis:
Current	2,308		2,106
Non-current	15,324		15,930
Total	17,632		18,053
Previously stated
Disclosure of other provisions [Line Items]
Provisions (including post-retirement benefits), beginning balance	18,036
Charged/(credited) to profit:
Provisions (including post-retirement benefits), ending balance			18,036
Balance sheet analysis:
Total			18,036
Increase (decrease) due to changes in accounting policy required by IFRSs
Disclosure of other provisions [Line Items]
Provisions (including post-retirement benefits), beginning balance	17
Charged/(credited) to profit:
Provisions (including post-retirement benefits), ending balance			17
Balance sheet analysis:
Total			17
Pensions and post-retirement healthcare
Disclosure of other provisions [Line Items]
Provisions (including post-retirement benefits), beginning balance	2,098
Adjustment on currency translation	(20)
Adjustments to mining properties/right of use assets:
increases to existing and new provisions	0
Charged/(credited) to profit:
-Increases to existing and new provisions	62
– unused amounts reversed	0
– exchange losses on provisions	0
-amortisation of discount	0
Utilised in the period	(66)
Re-measurement gains recognised in other comprehensive income	(739)
Transfers and other movements	0
Provisions (including post-retirement benefits), ending balance	1,335		2,098
Balance sheet analysis:
Current	68
Non-current	1,267
Total	1,335		2,098
Pensions and post-retirement healthcare | Previously stated
Disclosure of other provisions [Line Items]
Provisions (including post-retirement benefits), beginning balance	2,098
Charged/(credited) to profit:
Provisions (including post-retirement benefits), ending balance			2,098
Balance sheet analysis:
Total			2,098
Pensions and post-retirement healthcare | Increase (decrease) due to changes in accounting policy required by IFRSs
Disclosure of other provisions [Line Items]
Provisions (including post-retirement benefits), beginning balance	0
Charged/(credited) to profit:
Provisions (including post-retirement benefits), ending balance			0
Balance sheet analysis:
Total			0
Other employee entitlements
Disclosure of other provisions [Line Items]
Provisions (including post-retirement benefits), beginning balance	394
Adjustment on currency translation	(19)
Adjustments to mining properties/right of use assets:
increases to existing and new provisions	0
Charged/(credited) to profit:
-Increases to existing and new provisions	57
– unused amounts reversed	(10)
– exchange losses on provisions	0
-amortisation of discount	0
Utilised in the period	(56)
Re-measurement gains recognised in other comprehensive income	0
Transfers and other movements	0
Provisions (including post-retirement benefits), ending balance	366		394
Balance sheet analysis:
Current	293
Non-current	73
Total	366		394
Provision for long service leave	275		272
Provisions for redundancy and severance payments	31		60
Other employee entitlements | Previously stated
Disclosure of other provisions [Line Items]
Provisions (including post-retirement benefits), beginning balance	394
Charged/(credited) to profit:
Provisions (including post-retirement benefits), ending balance			394
Balance sheet analysis:
Total			394
Other employee entitlements | Increase (decrease) due to changes in accounting policy required by IFRSs
Disclosure of other provisions [Line Items]
Provisions (including post-retirement benefits), beginning balance	0
Charged/(credited) to profit:
Provisions (including post-retirement benefits), ending balance			0
Balance sheet analysis:
Total			0
Close down and restoration/ environmental
Disclosure of other provisions [Line Items]
Provisions (including post-retirement benefits), beginning balance	14,542
Adjustment on currency translation	(514)
Adjustments to mining properties/right of use assets:
increases to existing and new provisions	345
Charged/(credited) to profit:
-Increases to existing and new provisions	206
– unused amounts reversed	(18)
– exchange losses on provisions	24
Utilised in the period	(256)
Re-measurement gains recognised in other comprehensive income	0
Transfers and other movements	3
Provisions (including post-retirement benefits), ending balance	14,835		14,542
Balance sheet analysis:
Current	1,145
Non-current	13,690
Total	14,835		14,542
Closure related receivables	391		410
Close down and restoration/ environmental | Amortisation of discount
Charged/(credited) to profit:
-amortisation of discount	503	$ 207
Close down and restoration/ environmental | Adjustments to mining properties
Charged/(credited) to profit:
-amortisation of discount	360
Close down and restoration/ environmental | Operating cost
Charged/(credited) to profit:
-amortisation of discount	180
Close down and restoration/ environmental | Previously stated
Disclosure of other provisions [Line Items]
Provisions (including post-retirement benefits), beginning balance	14,542
Charged/(credited) to profit:
Provisions (including post-retirement benefits), ending balance			14,542
Balance sheet analysis:
Total			14,542
Close down and restoration/ environmental | Increase (decrease) due to changes in accounting policy required by IFRSs
Disclosure of other provisions [Line Items]
Provisions (including post-retirement benefits), beginning balance	0
Charged/(credited) to profit:
Provisions (including post-retirement benefits), ending balance			0
Balance sheet analysis:
Total			0
Other
Disclosure of other provisions [Line Items]
Provisions (including post-retirement benefits), beginning balance	1,019
Adjustment on currency translation	(34)
Adjustments to mining properties/right of use assets:
increases to existing and new provisions	0
Charged/(credited) to profit:
-Increases to existing and new provisions	200
– unused amounts reversed	(26)
– exchange losses on provisions	1
-amortisation of discount	1
Utilised in the period	(51)
Re-measurement gains recognised in other comprehensive income	0
Transfers and other movements	(14)
Provisions (including post-retirement benefits), ending balance	1,096		1,019
Balance sheet analysis:
Current	802
Non-current	294
Total	1,096		1,019
Other | Previously stated
Disclosure of other provisions [Line Items]
Provisions (including post-retirement benefits), beginning balance	1,002
Charged/(credited) to profit:
Provisions (including post-retirement benefits), ending balance			1,002
Balance sheet analysis:
Total			1,002
Other | Increase (decrease) due to changes in accounting policy required by IFRSs
Disclosure of other provisions [Line Items]
Provisions (including post-retirement benefits), beginning balance	$ 17
Charged/(credited) to profit:
Provisions (including post-retirement benefits), ending balance			17
Balance sheet analysis:
Total			$ 17